DUE FROM OFFICERS	12 Months Ended
Dec. 31, 2012
DUE FROM OFFICERS [Abstract]
DUE FROM OFFICERS

NOTE 9. - DUE FROM OFFICERS

The amount due from officers of $3,578 at December 31, 2012 ($7,714 as of December 31, 2011) is primarily related to employee portion of FICA on restricted stock awards to be recovered from the employee.